Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 31, 2021
Entity Registrant Name	Engine No. 1 ETF Trust
Entity Central Index Key	0001831313
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 24, 2022
Document Effective Date	Jun. 24, 2022
Prospectus Date	Mar. 01, 2022
Engine No. 1 Transform 500 ETF | Engine No. 1 Transform 500 ETF
Prospectus:
Trading Symbol	VOTE
Engine No. 1 Transform Climate ETF | Engine No. 1 Transform Climate ETF
Prospectus:
Trading Symbol	NETZ